PRIVATE PLACEMENT OF CONVERTIBLE NOTES - Adjustment of Conversion Price of Certain 10 % Senior Secured Convertible Promissory Notes dated July 15, 2010 (Detail Textuals 6) (Secured Convertible Note Payable, adjustment dated July 15, 2010, USD $)
	Feb. 28, 2011	Jul. 15, 2010
Secured Convertible Note Payable, adjustment dated July 15, 2010
Debt Instrument [Line Items]
Convertible promissory note issued to related party	$ 2,000,000
Converted portion of convertible promissory notes issued	1,550,000
Price at maturity for conversion into common stock	$ 2.23	$ 2.64
Remaining senior secured convertible promissory notes	$ 450,000